Consolidated Statements of Changes in Shareholders' (Deficit) Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Common Class A [Member] shares	Common Class B [Member] shares	Common Stock Common Class A [Member] CNY (¥) shares	Common Stock Common Class B [Member] CNY (¥) shares	Additional Paid in Capital CNY (¥)	Accumulated deficit CNY (¥)	Subscription Receivables CNY (¥)	Accumulated other comprehensive income CNY (¥)	Total CNY (¥)	Non— controlling interests CNY (¥)
Beginning balance at Dec. 31, 2019	¥ (7,091,266)				¥ 226	¥ 0	¥ 1,232,948	¥ (9,895,334)		¥ 1,570,464	¥ (7,091,696)	¥ 430
Beginning balance (Shares) at Dec. 31, 2019 | shares					3,417,044,082	0
Net income (loss)	(3,470,480)							(3,470,472)			(3,470,472)	(8)
Ordinary shares issued for vested restricted shares	57,393				¥ 3		57,390				57,393
Ordinary shares issued for vested restricted (Shares) | shares					51,034,162
Exercise of stock options granted to employees	48,757				¥ 84		48,673				48,757
Exercise of stock options granted to employees (Shares) | shares					1,285,000,422
Accretion of convertible redeemable preferred shares	(120,086)						(120,086)				(120,086)
Modifications to share options	252,674				¥ 7		252,667				252,674
Modifications to share options (Shares) | shares					93,472,356
Share-based compensation	3,148,596						3,148,596				3,148,596
Ordinary shares reclassification					¥ (63)	¥ 63
Ordinary shares reclassification (Shares) | shares					(963,610,653)	963,610,653
Repurchase of ordinary shares	¥ (811,152)				¥ (24)		(811,128)				(811,152)
Repurchase of ordinary shares (Shares) | shares	190,527,542	190,527,542			(364,995,633)
Foreign currency translation adjustments	¥ (498,157)									(498,157)	(498,157)
Adjustment attributable to redeemable non-controlling interests	0
Ending balance at Dec. 31, 2020	(8,483,721)				¥ 233	¥ 63	3,809,060	(13,365,806)	¥ 0	1,072,307	(8,484,143)	422
Ending balance (Shares) at Dec. 31, 2020 | shares					3,517,944,736	963,610,653
Net income (loss)	(3,654,528)							(3,654,448)			(3,654,448)	(80)
Exercise of stock options granted to employees	¥ 4,993				¥ 23	¥ 33	4,937				4,993
Exercise of stock options granted to employees (Shares) | shares	866,230,796	866,230,796	351,972,260	514,258,536	351,972,260	514,258,536
Accretion of convertible redeemable preferred shares	¥ (518,432)						(518,432)				(518,432)
Modifications to share options	209,311						209,311				209,311
Share-based compensation	3,628,598						3,628,598				3,628,598
Repurchase of ordinary shares	¥ (1,665,018)				¥ (12)	¥ (11)	(1,664,995)				(1,665,018)
Repurchase of ordinary shares (Shares) | shares	177,267,715	177,267,715			(177,267,715)	(169,834,500)
Capital contribution from non-controlling interests shareholders	¥ 73,500											73,500
Foreign currency translation adjustments	(533,657)									(533,657)	(533,657)
Repurchase of convertible redeemable preferred shares	(877,732)						(877,732)				(877,732)
Issuance of ordinary shares for initial public offering ("USIPO"), net of issuancecost of RMB31,785	11,059,043				¥ 120		11,058,923				11,059,043
Issuance of ordinary shares for initial public offering ("USIPO"), net of issuancecost of RMB31,785 (Shares) | shares					1,860,526,314
Ordinary shares reclassification					¥ (133)	¥ 133
Ordinary shares reclassification (Shares) | shares					(2,013,034,312)	2,013,034,312
Conversion of convertible redeemable preferred shares to ordinary shares upon USIPO	32,286,930				¥ 967		33,596,103		(1,310,140)		32,286,930
Conversion of convertible redeemable preferred shares to ordinary shares upon USIPO (Shares) | shares					14,965,476,285	2,721,822
Decrease of non-controlling interest from disposal of a subsidiary	(401)											(401)
Retirement of ordinary shares	0				¥ 0						0
Retirement of ordinary shares (Shares) | shares					(60)
Adjustment attributable to redeemable non-controlling interests	0
Ending balance at Dec. 31, 2021	31,528,886				¥ 1,198	¥ 218	49,245,773	(17,020,254)	(1,310,140)	538,650	31,455,445	73,441
Ending balance (Shares) at Dec. 31, 2021 | shares					18,505,617,508	3,323,790,823
Net income (loss)	411,900							411,361			411,361	539
Exercise of stock options granted to employees	¥ 21				¥ 7	¥ 14					21
Exercise of stock options granted to employees (Shares) | shares	318,299,998	318,299,998	112,209,998	206,090,000	112,209,998	206,090,000
Share-based compensation	¥ 919,255						919,255				919,255
Repurchase of ordinary shares	(1,080,270)				¥ (17)	¥ (6)	(1,080,247)				(1,080,270)
Repurchase of ordinary shares (Shares) | shares					(259,805,836)	(91,165,500)
Foreign currency translation adjustments	1,956,020									1,956,020	1,956,020
Ordinary shares reclassification					¥ 71	¥ (71)
Ordinary shares reclassification (Shares) | shares					1,121,670,655	(1,121,670,655)
Retirement of ordinary shares	0				¥ 0						0
Retirement of ordinary shares (Shares) | shares					(79)
Settlement of Shareholder loan					¥ (37)		(1,326,603)		1,310,140	16,500
Settlement of Shareholder loan (Shares) | shares					(560,224,090)
Reclassification from non-controlling interests to redeemable non-controlling interests	(73,980)											(73,980)
Adjustment attributable to redeemable non-controlling interests	(4,599)	$ (667)						(4,599)			(4,599)
Ending balance at Dec. 31, 2022	¥ 33,657,233	$ 4,879,840			¥ 1,222	¥ 155	¥ 47,758,178	¥ (16,613,492)	¥ 0	¥ 2,511,170	¥ 33,657,233	¥ 0
Ending balance (Shares) at Dec. 31, 2022 | shares					18,919,468,156	2,317,044,668